COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Liabilities at fair value through profit or loss (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss	$ 2,002,005	$ 258,060
Local currency [member]
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss	$ 2,002,005	$ 258,060